UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8211

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	3/31
Date of reporting period:	09/30/2009

FORM N-CSR

Item 1.	Reports to Stockholders.

2

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
21	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus Institutional
Preferred Money Market Fund

LETTER TO SHAREHOLDERS Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Money Market Fund covers the six-month period ended September 30, 2009. During the reporting period, the fund’s Prime shares produced an annualized yield of 0.48%, and its Reserve shares produced an annualized yield of 0.43%.Taking into account the effects of compounding, the fund’s Prime and Reserve shares also produced annualized effective yields of 0.48% and 0.43%, respectively, for the same period.1

Money Market Yields Remained Near Record Lows

The reporting period began in the midst of a global financial crisis and a severe recession. In the months prior to the reporting period, the Federal Reserve Board (the “Fed”) attempted to restore stability to the credit markets by pumping enormous amounts of liquidity into the banking system.The Fed also eased monetary policy aggressively, driving its target for the overnight federal funds rate to an unprecedented low of 0% to 0.25%. As a result, yields of money market instruments began the reporting period near historical lows.

In addition to the Fed’s actions, the U.S. Department of the Treasury responded with a number of its own remedial measures in 2008, including the Temporary Guarantee Program for Money Market Funds, which remained in effect through most of the reporting period before ending in late September.This measure was designed to promote liquidity in the commercial paper market after one money market fund suffered losses that caused its share price to fall below one dollar.

Investor sentiment began to improve markedly in the weeks prior to the start of the reporting period.After hitting multi-year lows in early March, the U.S. stock market and corporate bond market staged impressive rebounds through the reporting period’s end. Despite a –6.4% annualized GDP growth rate over the first quarter of 2009, the markets were buoyed by signs that the economic downturn might be decelerating, including lower-than-expected numbers of jobless claims in April and May. A decline in the three-month London Interbank Offered Rate (LIBOR) below 1% provided evidence of improvement in the global credit markets.

The U.S. economy sent mixed signals in June. For example, the National Association of Realtors reported that existing home sales rose 2.4% and the average sale price increased almost 4% in May, but the absolute number of sales and the average sale price remained 15% and 20% below their peaks, respectively. Perhaps most significant, the unemployment rate rose to 9.5%, its highest level in 26 years.Yet, it later was reported that the U.S. economy grew at a revised –0.7% annualized rate over the second quarter of the year, supported by government spending and consumption as the economic stimulus program took hold, and lending credence to some analysts’ belief that the recession was nearing an end.

In July, it was announced that residential construction increased by 0.5% in June, marking the second gain in three months. Perhaps most encouraging, the unemployment rate fell slightly to 9.4% in July when job losses moderated. August continued to show signs of economic improvement. The Institute for Supply Management’s manufacturing index indicated the first expansion of manufacturing activity in more than 18 months. The U.S. Department of Commerce reported that new factory orders jumped 1.3% in July, the fourth consecutive month of increases. The housing market also posted gains as pending home sales rose in July for the sixth month in a row. However, these positive indicators were tempered by persistent economic headwinds, including a jump in the unemployment rate to 9.7% in August.

The housing market reported some good news in September, as pending home sales rose in August for the seventh consecutive month, according to the National Association of Realtors, to reach their highest level since March 2007. Meanwhile, the U.S. Department of Commerce said that consumer spending increased in August by 1.3%,

The Fund 3

LETTER TO SHAREHOLDERS (continued)

the largest gain in more than seven years, due in part to the U.S. government’s Cash for Clunkers automobile purchasing program. However, the unemployment rate continued to creep higher, reaching 9.8% in September, a new high for the current cycle.

Quality and Liquidity Still Our Priority

With yields at historically low levels, most money market funds continued to adopt a relatively defensive footing during the reporting period, and the industry’s average weighted maturity remained substantially shorter than historical averages.The fund was no exception; we maintained its weighted average maturity in a position that generally was modestly shorter than industry averages.

Despite recent signs of economic improvement, liquidity conditions have not yet returned to pre-crisis levels in the money markets, and banks have maintained tighter loan standards. In addition, the Fed has repeatedly indicated that “economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” As always, we intend to maintain the fund’s focus on credit quality and liquidity.

October 15, 2009 New York, NY

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from April 1, 2009 to September 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended September 30, 2009

	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$ .70	$ 1.00
Ending value (after expenses)	$1,002.40	$1,002.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2009

	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$ .71	$ 1.01
Ending value (after expenses)	$1,024.37	$1,024.07

† Expenses are equal to the fund’s annualized expense ratio of .14% for Prime Shares and .20% for Reserve Shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS September 30, 2009 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—62.3%	Amount ($)	Value ($)
Allied Irish Banks (Yankee)
1.00%, 12/14/09	130,000,000	130,000,000
Banco Bilbao Vizcaya Argenteria
Puerto Rico (London) (Yankee)
0.27%—0.30%, 11/10/09—12/21/09	250,000,000	250,003,927
Bank of America N.A.
0.80%, 11/16/09	100,000,000	100,000,000
Bank of Ireland (Yankee)
0.93%—1.90%, 10/6/09—12/23/09	400,000,000 [a]	400,000,000
Bank of Nova Scotia (Yankee)
0.31%, 3/29/10	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.33%—0.35%, 11/16/09	365,000,000	365,000,000
Barclays Bank PLC (Yankee)
0.40%—0.55%, 11/10/09—3/22/10	400,000,000	400,000,000
Calyon NA (Yankee)
0.55%, 10/9/09	350,000,000	350,000,000
Citibank (South Dakota) N.A., Sioux Falls
0.32%—0.55%, 10/1/09—11/9/09	375,000,000	375,000,000
Credit Industriel et Commercial (Yankee)
0.31%—0.46%, 11/6/09—11/23/09	225,000,000	225,000,000
DZ Bank AG (Yankee)
0.34%, 11/3/09	100,000,000	100,000,000
Fortis Bank (Yankee)
0.32%—0.40%, 10/23/09—11/17/09	350,000,000	350,000,000
HSBC USA Inc. (London)
0.32%, 3/29/10	75,000,000	75,000,000
ING Bank N.V. (London)
0.35%—0.36%, 11/12/09	335,000,000	335,000,000
Intesa Sanpaolo SpA (Yankee)
0.33%, 3/29/10	100,000,000	100,000,000
Lloyds TSB Bank PLC (Yankee)
0.43%—0.50%, 10/9/09—11/3/09	350,000,000	350,000,000

	Principal
Negotiable Bank Certificates of Deposit (continued)	Amount ($)	Value ($)
Natixis (Yankee)
0.50%—0.75%, 10/5/09—11/5/09	350,000,000	350,000,000
Rabobank Nederland (Yankee)
0.30%, 11/3/09	50,000,000	50,000,000
Royal Bank of Scotland PLC (Yankee)
0.52%—0.55%, 10/6/09—10/23/09	325,000,000	325,000,000
Societe Generale (Yankee)
0.24%, 1/4/10	350,000,000	350,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.31%, 11/13/09	50,000,000	50,000,000
UBS AG (Yankee)
0.67%, 10/2/09	300,000,000	300,000,000
UniCredito Italiano SpA (Yankee)
0.27%, 10/23/09	250,000,000	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,630,003,927)		5,630,003,927

Commercial Paper—13.1%
Abbey National North America LLC
0.08%, 10/1/09	350,000,000	350,000,000
ASB Finance Ltd.
0.38%, 10/9/09	50,000,000 [a]	49,995,778
Danske Corp., Inc.
0.25%, 12/22/09	100,000,000 [a]	99,943,056
General Electric Capital Corp.
0.30%, 10/29/09—11/6/09	350,000,000	349,905,000
ING (US) Funding LLC
0.30%, 11/10/09	31,950,000	31,939,350
JPMorgan Chase & Co.
0.05%, 10/1/09	300,000,000	300,000,000
Total Commercial Paper
(cost $1,181,783,184)		1,181,783,184

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Corporate Note—3.3%	Amount ($)	Value ($)
Bank of America Corp.
0.25%, 10/1/09
(cost $300,000,000)	300,000,000	300,000,000

U.S. Government Agency—2.8%
Federal Home Loan Mortgage Corp.
0.49%, 10/16/09
(cost $250,000,000)	250,000,000 [b,c]	250,000,000

Time Deposits—2.8%
Commerzbank AG (Grand Cayman)
0.03%, 10/1/09	200,000,000	200,000,000
Natixis (Grand Cayman)
0.03%, 10/1/09	50,000,000	50,000,000
Total Time Deposits
(cost $250,000,000)		250,000,000

Repurchase Agreement—8.1%
Barclays Financial LLC
0.02%, dated 9/30/09, due 10/1/09
in the amount of $729,000,405 (fully
collateralized by $199,453,600 Treasury
Inflation Protected Securities, 1.88%,
due 7/15/15, value $228,480,034
and $520,803,600 U.S. Treasury Notes,
1.38%-2.75%, due 5/15/12-2/15/19,
value $515,100,059)
(cost $729,000,000)	729,000,000	729,000,000

Asset-Backed Commercial Paper—9.2%
Atlantis One Funding Corp.
0.26%—0.32%, 11/5/09—3/25/10	375,000,000 [a]	374,747,278
CAFCO LLC
0.30%, 11/12/09—11/19/09	110,000,000 [a]	109,955,083

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)	Value ($)
Cancara Asset Securitisation Ltd.
0.47%, 11/3/09—11/13/09	125,000,000 [a]	124,933,090
CHARTA LLC
0.32%—0.37%, 1/13/10—4/6/10	220,000,000 [a]	219,646,997
Total Asset-Backed Commercial Paper
(cost $829,282,448)		829,282,448

Total Investments (cost $9,170,069,559)	101.6%	9,170,069,559
Liabilities, Less Cash and Receivables	(1.6%)	(145,413,543)
Net Assets	100.0%	9,024,656,016

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $1,379,221,282 or 15.3% of net assets.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	76.3	Finance	3.9
Repurchase Agreement	8.1	U.S. Government Agency	2.8
Foreign/Governmental	5.5
Asset-Backed/Multi-Seller Programs	5.0		101.6

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES September 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments—Note 1(b):	9,170,069,559	9,170,069,559
Interest receivable		6,116,605
		9,176,186,164
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		790,913
Cash overdraft due to Custodian		921,237
Payable for investment securities purchased		149,711,709
Payable for shares of Beneficial Interest redeemed		106,289
		151,530,148
Net Assets ($)		9,024,656,016
Composition of Net Assets ($):
Paid-in capital		9,025,030,149
Accumulated net realized gain (loss) on investments		(374,133)
Net Assets ($)		9,024,656,016

Net Asset Value Per Share
	Prime Shares	Reserve Shares
Net Assets ($)	7,272,901,807	1,751,754,209
Shares Outstanding	7,273,254,956	1,751,775,193
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2009 (Unaudited)

Investment Income ($):
Interest Income	26,409,884
Expenses:
Management fee—Note 2(a)	4,220,194
Treasury insurance expense—Note 1(e)	1,855,684
Distribution fees (Reserve Shares)—Note 2(b)	462,752
Total Expenses	6,538,630
Investment Income—Net, representing net
Increase in Net Assets resulting from operations	19,871,254

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009
Operations ($):
Investment income—net	19,871,254	312,686,462
Net realized gain (loss) on investments	—	(45,759)
Net Increase (Decrease) in Net Assets
Resulting from Operations	19,871,254	312,640,703
Dividends to Shareholders from ($):
Investment income—net:
Prime Shares	(16,621,960)	(303,419,431)
Reserve Shares	(3,249,294)	(9,267,031)
Total Dividends	(19,871,254)	(312,686,462)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Prime Shares	14,257,104,526	87,920,375,557
Reserve Shares	4,622,244,020	4,251,301,800
Dividends reinvested:
Prime Shares	11,585,456	251,124,596
Reserve Shares	3,248,227	9,221,663
Cost of shares redeemed:
Prime Shares	(15,422,130,001)	(94,288,929,003)
Reserve Shares	(3,266,667,638)	(3,867,622,879)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	205,384,590	(5,724,528,266)
Total Increase (Decrease) in Net Assets	205,384,590	(5,724,574,025)
Net Assets ($):
Beginning of Period	8,819,271,426	14,543,845,451
End of Period	9,024,656,016	8,819,271,426

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2009			Year Ended March 31,
Prime Shares	(Unaudited)	2009	2008[a]	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.022	.049	.052	.037	.016
Distributions:
Dividends from
investment
income—net	(.002)	(.022)	(.049)	(.052)	(.037)	(.016)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.48[b]	2.19	5.04	5.30	3.72	1.64
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.14[b]	.12	.10	.10	.10	.10
Ratio of net investment
income to average
net assets	.48[b]	2.38	4.84	5.19	3.62	1.59
Net Assets,
end of period
($ x 1,000)	7,272,902	8,426,342	14,543,795	8,214,835	6,532,444	8,830,437

a	The fund commenced offering two classes of shares on December 7, 2007. The existing shares were redesignated Prime Shares.
b	Annualized.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	September 30, 2009	Year Ended March 31,
Reserve Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.021	.013
Distributions:
Dividends from investment income—net	(.002)	(.021)	(.013)
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	.44[b]	2.13	4.22[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20[b]	.18	.16[b]
Ratio of net investment income
to average net assets	.42[b]	2.09	4.19[b]
Net Assets, end of period ($ x 1,000)	1,751,754	392,929	50

a	From December 7, 2007 (commencement of initial offering) to March 31, 2008.
b	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. The fund currently offers two classes of shares: Prime shares and Reserve shares. Prime shares and Reserve shares are identical except for the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	9,170,069,559
Level 3—Significant Unobservable Inputs	—
Total	9,170,069,559

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $374,133 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2009. If not applied, $328,374 of the carryover expires in fiscal 2013 and $45,759 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2009 was all ordinary income.The tax character of current year distributions will be determined at the ended of the current fiscal year.

At September 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program,which was originally set to expire on December 18,2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. As such, the fund is no longer eligible for protection under the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense was borne by the fund without regard to any expense limitation in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, 12b-1 distribution plan fee and costs to participate in the Treasury’s Temporary Guarantee Program.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Reserve shares pay the Distributor at the annual rate of .06% of the value of Reserve shares average daily net assets for distributing Reserve shares, for advertising and marketing relating to Reserve shares and for providing certain services to shareholders of Reserve shares. The services include answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect to those services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2009, the Reserve shares were charged $462,752 pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $709,865 and Rule 12b-1 distribution plan fees $81,048.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 14 and 15, 2009, the Board considered the re-approval for an annual period (through August 31, 2010) of the fund’s Management Agreement with the Manager, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional money market funds (the “Performance Group”) and to a larger universe of funds,

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

consisting of all institutional money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended May 31, 2009. The Board members noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, noting that the fund’s performance for the 3-, 4-, 5- and 10-year periods was the highest of the Performance Group.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s actual and contractual management fees and expense ratio were lower than the Expense Group and Expense Universe medians, noting that the fund’s expense ratio ranked in the first quartile (among the lowest expense ratios) of the Expense Group and Expense Universe.

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative per- formance, expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
19	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus Institutional
Preferred Plus Money Market Fund

LETTER TO SHAREHOLDERS Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Plus Money Market Fund covers the six-month period ended September 30, 2009. During the reporting period, the fund produced an annualized yield of 0.17%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.17% for the same period.1

Money Market Yields Remained Near Record Lows

The reporting period began in the midst of a global financial crisis and a severe recession. In the months prior to the reporting period, the Federal Reserve Board (the “Fed”) attempted to restore stability to the credit markets by pumping enormous amounts of liquidity into the banking system.The Fed also eased monetary policy aggressively, driving its target for the overnight federal funds rate to an unprecedented low of 0% to 0.25%. As a result, yields of money market instruments began the reporting period near historical lows.

In addition to the Fed’s actions, the U.S. Department of the Treasury responded with a number of its own remedial measures in 2008, including theTemporary Guarantee Program for Money Market Funds, which remained in effect through most of the reporting period before ending in late September.This measure was designed to promote liquidity in the commercial paper market after one money market fund suffered losses that caused its share price to fall below one dollar.

Investor sentiment began to improve markedly in the weeks prior to the start of the reporting period.After hitting multi-year lows in early March, the U.S. stock market and corporate bond market staged impressive rebounds through the reporting period’s end. Despite a –6.4% annualized GDP growth rate over the first quarter of 2009, the markets were buoyed by signs that the economic downturn might be decelerating, including lower-than-expected numbers of jobless claims

2

in April and May. A decline in the three-month London Interbank Offered Rate (LIBOR) below 1% provided evidence of improvement in the global credit markets.

The U.S. economy sent mixed signals in June. For example, the National Association of Realtors reported that existing home sales rose 2.4% and the average sale price increased almost 4% in May, but the absolute number of sales and the average sale price remained 15% and 20% below their peaks, respectively. Perhaps most significant, the unemployment rate rose to 9.5%, its highest level in 26 years.Yet, it later was reported that the U.S. economy grew at a revised –0.7% annualized rate over the second quarter of the year, supported by government spending and consumption as the economic stimulus program took hold, and lending credence to some analysts’ belief that the recession was nearing an end.

In July, it was announced that residential construction increased by 0.5% in June, marking the second gain in three months. Perhaps most encouraging, the unemployment rate fell slightly to 9.4% in July when job losses moderated. August continued to show signs of economic improvement. The Institute for Supply Management’s manufacturing index indicated the first expansion of manufacturing activity in more than 18 months. The U.S. Department of Commerce reported that new factory orders jumped 1.3% in July, the fourth consecutive month of increases. The housing market also posted gains as pending home sales rose in July for the sixth month in a row. However, these positive indicators were tempered by persistent economic headwinds, including a jump in the unemployment rate to 9.7% in August.

The housing market reported some good news in September, as pending home sales rose in August for the seventh consecutive month, according to the National Association of Realtors, to reach their highest level since March 2007. Meanwhile, the U.S. Department of Commerce said that consumer spending increased in August by 1.3%,

The Fund 3

LETTER TO SHAREHOLDERS (continued)

the largest gain in more than seven years, due in part to the U.S. government’s Cash for Clunkers automobile purchasing program. However, the unemployment rate continued to creep higher, reaching 9.8% in September, a new high for the current cycle.

Quality and Liquidity Still Our Priority

With yields at historically low levels, most money market funds continued to adopt a relatively defensive footing during the reporting period, and the industry’s average weighted maturity remained substantially shorter than historical averages.The fund was no exception; we maintained its weighted average maturity in a position that generally was shorter than industry averages.

Despite recent signs of economic improvement, liquidity conditions have not yet returned to pre-crisis levels in the money markets, and banks have maintained tighter loan standards. In addition, the Fed has repeatedly indicated that “economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” As always, we intend to maintain the fund’s focus on credit quality and liquidity.

October 15, 2009 New York, NY

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s annualized yield and annualized effective yield would have been 0.07% and 0.07%, respectively.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Plus Money Market Fund from April 1, 2009 to September 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended September 30, 2009

Expenses paid per $1,000†	$ .20
Ending value (after expenses)	$1,000.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2009

Expenses paid per $1,000†	$ .20
Ending value (after expenses)	$1,024.87

† Expenses are equal to the fund’s annualized expense ratio of .04%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund

5

STATEMENT OF INVESTMENTS September 30, 2009 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—21.0%	Amount ($)	Value ($)
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.17%, 11/2/09	25,000,000	25,000,000
Barclays Bank PLC (Yankee)
0.13%, 11/2/09	25,000,000	25,000,000
Calyon NA (Yankee)
0.22%, 10/21/09	25,000,000	25,000,000
Natixis (Yankee)
0.22%, 10/28/09	25,000,000	25,000,000
Societe Generale (Yankee)
0.22%, 10/26/09	25,000,000	25,000,000
UBS AG (Yankee)
0.57%, 10/13/09	25,000,000	25,000,000
UniCredito Italiano SpA (Yankee)
0.27%, 10/23/09	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $175,000,000)		175,000,000

Commercial Paper—12.6%
Abbey National North America LLC
0.08%, 10/1/09	35,000,000	35,000,000
BNP Paribas Finance Inc.
0.06%, 10/1/09	35,000,000	35,000,000
Rabobank USA Financial Corp.
0.04%, 10/1/09	35,000,000	35,000,000
Total Commercial Paper
(cost $105,000,000)		105,000,000

Time Deposits—21.0%
Branch Banking & Trust Co. (Grand Cayman)
0.03%, 10/1/09	35,000,000	35,000,000
Commerzbank AG (Grand Cayman)
0.03%, 10/1/09	35,000,000	35,000,000
KBC Bank N.V. (Grand Cayman)
0.04%, 10/1/09	35,000,000	35,000,000

6

	Principal
Time Deposits (continued)	Amount ($)	Value ($)
Nordea Bank AB (Grand Cayman)
0.02%, 10/1/09	35,000,000	35,000,000
Wells Fargo Bank, NA (Grand Cayman)
0.04%, 10/1/09	35,000,000	35,000,000
Total Time Deposits
(cost $175,000,000)		175,000,000

Repurchase Agreements—51.5%
Banc of America Securities LLC
0.04%, dated 9/30/09, due 10/1/09 in the
amount of $90,000,100 (fully collateralized
by $78,820,000 Federal Home Loan Bank,
0.80%, due 4/30/10, value $79,304,217 and
$11,693,000 Federal National Mortgage
Association, 6.25%, due 2/1/11,
value $12,496,088)	90,000,000	90,000,000
Barclays Financial LLC
0.02%, dated 9/30/09, due 10/1/09 in the amount of
$90,000,050 (fully collateralized by $71,789,600
Treasury Inflation Protected Securities, 3%,
due 7/15/12, value $91,800,048)	90,000,000	90,000,000
BNP Paribas
0.02%, dated 9/30/09, due 10/1/09 in the
amount of $90,000,050 (fully collateralized by
$11,300,600 U.S. Treasury Bills, due 10/29/09,
value $11,300,125, $13,620,800 U.S. Treasury Bonds,
7.50%, due 11/15/16, value $17,951,738 and
$60,895,700 U.S. Treasury Notes, 0.875%-4%,
due 11/15/09-2/15/15, value $62,548,208)	90,000,000	90,000,000
Deutsche Bank Securities
0.06%, dated 9/30/09, due 10/1/09 in the
amount of $71,000,118 (fully collateralized by
$50,000,000 Federal Home Loan Bank, 5.80%,
due 10/1/20, value $52,426,444 and $52,229,000
Resolution Funding Corp., Strips, due 1/15/30,
value $19,993,784)	71,000,000	71,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
RBS Securities
0.05%, dated 9/30/09, due 10/1/09 in the
amount of $90,000,125 (fully collateralized by
$29,772,000 U.S. Treasury Bills, due 4/1/10,
value $29,744,013 and $60,593,800 U.S. Treasury
Notes, 3.625%-3.875%, due 1/15/10-7/15/10,
value $62,058,493)	90,000,000	90,000,000
Total Repurchase Agreements
(cost $431,000,000)		431,000,000

Total Investments (cost $886,000,000)	106.1%	886,000,000

Liabilities, Less Cash and Receivables	(6.1%)	(50,799,003)

Net Assets	100.0%	835,200,997

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Banking	54.6	Repurchase Agreements	51.5
			106.1
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES September 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (Including Repurchase Agreements
of $431,000,000)—Note 1(b):	886,000,000	886,000,000
Interest receivable		38,315
		886,038,315
Liabilities ($):
Cash overdraft due to Custodian		837,318
Payable for investment securities purchased		50,000,000
		50,837,318
Net Assets ($)		835,200,997
Composition of Net Assets ($):
Paid-in capital		835,200,988
Accumulated net realized gain (loss) on investments		9
Net Assets ($)		835,200,997
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		835,200,988
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2009 (Unaudited)

Investment Income ($):
Interest Income	856,446
Expenses:
Management fee—Note 2(a)	411,058
Treasury insurance expense—Note 1(e)	152,212
Total Expenses	563,270
Less—reduction in management fee
due to undertaking—Note 2(a)	(411,058)
Net Expenses	152,212
Investment Income—Net, representing net increase
in net assets resulting from operations	704,234

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009
Operations ($):
Investment income—net	704,234	11,792,332
Net realized gain (loss) on investments	—	1,101
Net Increase (Decrease) in Net Assets
Resulting from Operations	704,234	11,793,433
Dividends to Shareholders from ($):
Investment income—net	(704,234)	(11,792,332)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	3,666,796,896	7,136,839,186
Dividends reinvested	—	1,993
Cost of shares redeemed	(3,556,855,027)	(7,122,299,239)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	109,941,869	14,541,940
Total Increase (Decrease) in Net Assets	109,941,869	14,543,041
Net Assets ($):
Beginning of Period	725,259,128	710,716,087
End of Period	835,200,997	725,259,128

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2009			Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.015	.046	.052	.037	.017
Distributions:
Dividends from
investment income—net	(.001)	(.015)	(.046)	(.052)	(.037)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.18[a]	1.50	4.73	5.35	3.75	1.69
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.14[a]	.12	.10	.10	.10	.10
Ratio of net expenses
to average net assets	.04[a]	.02	.00	.00	.00	.00
Ratio of net investment income
to average net assets	.17[a]	1.59	4.68	5.23	3.65	1.80
Net Assets, end of period
($ x 1,000)	835,201	725,259	710,716	886,165	668,575	354,840

a Annualized.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At September 30, 2009, 100% of the fund’s outstanding shares were held by other Dreyfus funds.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized

14

cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	886,000,000
Level 3—Significant Unobservable Inputs	—
Total	886,000,000

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2009 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the

16

Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was initially set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. As such, the fund is no longer eligible for protection under the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense was borne by the fund without regard to any expense limitation in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee and

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

costs to participate in the Treasury’s Temporary Guarantee Program. The Manager had undertaken from April 1, 2009 through September 30, 2009 to waive its management fee.The reduction in management fee, pursuant to the undertaking, amounted to $411,058 during the period ended September 30, 2009.This waiver was voluntary, not contractual and can be terminated at any time.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

18

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 14 and 15, 2009, the Board considered the re-approval for an annual period (through August 31, 2010) of the fund’s Management Agreement with the Manager, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund. The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional money market funds (the “Performance Group”) and to a larger universe of funds, consisting

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

of all institutional money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended May 31, 2009. The Board members noted that the fund’s total return performance was at or above the Performance Group medians for the 2-, 3-, 4- and 5-year periods and above the Performance Universe for medians the 4- and 5-year periods ended May 31, 2009. In addition, the Board noted that fund’s total return performance was below the median of the Performance Group and Performance Universe for each other reported period.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s actual and contractual management fees and expense ratio were lower than the Expense Group and Expense Universe medians, noting that the fund’s expense ratio ranked in the first quartile of the Expense Group and Expense Universe.The Board considered that the Manager had voluntarily waived its management fee for the reporting period pursuant to an undertaking that is not contractual and may be terminated at any time, and that, absent the undertaking, the fund’s expense ratio would continue to be in the first quartile of the Expense Group.

Representatives of the Manager reviewed with the Board members the management fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” struc-

20

ture, the Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.The Board also noted the Manager’s voluntary undertaking and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative per- formance, expense and management fee information (including the Manager’s voluntary undertaking that may be terminated at any time), costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relation- ship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

22

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 23

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds;

By:	/s/ J. David Officer
J. David Officer,
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	November 19, 2009

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6